Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000152358 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Merger Arbitrage Fund
Class Name	Class A
Trading Symbol	VARAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Merger Arbitrage Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://info.firsttrustcapital.com/fund-literature. You can also request this information by contacting us at (877) 779-1999.
Additional Information Phone Number	(877) 779-1999
Additional Information Website	https://info.firsttrustcapital.com/fund-literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Merger Arbitrage Fund (Class A/VARAX)	$101	2.00%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	2.00%	[1]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
We are pleased to report that the First Trust Merger Arbitrage Fund (or the “Fund”) delivered another year of positive absolute returns in 2024.  This marked our 25th positive calendar year with no down years, continuing our track record of preserving capital and providing investors non-correlated performance across market cycles. The Fund navigated a less than ideal M&A environment and shifting macroeconomic backdrop with discipline. Our opportunity set throughout the year was characterized by lower deal volume with pockets of outsized risk in larger deals, primarily due to uncertainty in the political and regulatory environment. However, strategic buyers and private equity firms remained active, especially in mid-cap transactions and sectors like industrials, technology, and healthcare. The Fund participated in the deals that we always have targeted in this strategy, preferring fully financed offers with lower regulatory risk profiles and asymmetric risk/reward characteristics. Over the course of the year, the Fund maintained a diversified portfolio with a strong mix of strategic and financial buyer-driven transactions. Arbitrage spreads remained stable despite broader market volatility and the Fund continued to emphasize deals with high certainty of close instead of lower quality transactions that may have higher yield potential. We believe this approach positions the Fund to generate strong risk-adjusted returns regardless of the broader market climate and we are hopeful for a more constructive arbitrage environment going forward.
As always, we thank you for your continued support and intend to work hard to maintain it. We truly appreciate your trust and confidence in First Trust Capital Management.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Merger Arbitrage Fund (Class A/VARAX)[1]	-0.88%	3.31%	2.82%
First Trust Merger Arbitrage Fund (Class A/VARAX)—excluding sales load	5.12%	4.54%	3.43%
S&P 500 Index	8.25%	18.59%	12.50%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
[1]
A contingent deferred sales charge ("CDSC") of 0.50% may be imposed on certain redemptions of shares within 12 months of the date of purchase to the extent a finder's fee was paid on the sale of such shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 1,504,226,182
Holdings Count | Holding	104
Investment Company Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,504,226,182
Total number of portfolio holdings	104
Portfolio turnover rate as of the end of the reporting period	134%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Intra-Cellular Therapies, Inc.	5.2%
Kellanova	4.7%
Beacon Roofing Supply, Inc.	4.6%
Paycor HCM, Inc.	4.3%
Nordstrom, Inc.	3.2%
Patterson Cos., Inc.	2.0%
Agriculture & Natural Solutions Acquisition Corp. - Class A	2.0%
Air Transport Services Group, Inc.	2.0%
Playa Hotels & Resorts N.V.	1.8%
AA Mission Acquisition Corp. - Class A	1.8%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Intra-Cellular Therapies, Inc.	5.2%
Kellanova	4.7%
Beacon Roofing Supply, Inc.	4.6%
Paycor HCM, Inc.	4.3%
Nordstrom, Inc.	3.2%
Patterson Cos., Inc.	2.0%
Agriculture & Natural Solutions Acquisition Corp. - Class A	2.0%
Air Transport Services Group, Inc.	2.0%
Playa Hotels & Resorts N.V.	1.8%
AA Mission Acquisition Corp. - Class A	1.8%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000152359 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Merger Arbitrage Fund
Class Name	Class I
Trading Symbol	VARBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Merger Arbitrage Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://info.firsttrustcapital.com/fund-literature. You can also request this information by contacting us at (877) 779-1999.
Additional Information Phone Number	(877) 779-1999
Additional Information Website	https://info.firsttrustcapital.com/fund-literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Merger Arbitrage Fund (Class I/VARBX)	$85	1.68%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.68%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
We are pleased to report that the First Trust Merger Arbitrage Fund (or the “Fund”) delivered another year of positive absolute returns in 2024.  This marked our 25th positive calendar year with no down years, continuing our track record of preserving capital and providing investors non-correlated performance across market cycles. The Fund navigated a less than ideal M&A environment and shifting macroeconomic backdrop with discipline. Our opportunity set throughout the year was characterized by lower deal volume with pockets of outsized risk in larger deals, primarily due to uncertainty in the political and regulatory environment. However, strategic buyers and private equity firms remained active, especially in mid-cap transactions and sectors like industrials, technology, and healthcare. The Fund participated in the deals that we always have targeted in this strategy, preferring fully financed offers with lower regulatory risk profiles and asymmetric risk/reward characteristics. Over the course of the year, the Fund maintained a diversified portfolio with a strong mix of strategic and financial buyer-driven transactions. Arbitrage spreads remained stable despite broader market volatility and the Fund continued to emphasize deals with high certainty of close instead of lower quality transactions that may have higher yield potential. We believe this approach positions the Fund to generate strong risk-adjusted returns regardless of the broader market climate and we are hopeful for a more constructive arbitrage environment going forward.
As always, we thank you for your continued support and intend to work hard to maintain it. We truly appreciate your trust and confidence in First Trust Capital Management.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Merger Arbitrage Fund (Class I/VARBX)	5.42%	4.90%	3.76%
S&P 500 Index	8.25%	18.59%	12.50%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 1,504,226,182
Holdings Count | Holding	104
Investment Company Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,504,226,182
Total number of portfolio holdings	104
Portfolio turnover rate as of the end of the reporting period	134%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Intra-Cellular Therapies, Inc.	5.2%
Kellanova	4.7%
Beacon Roofing Supply, Inc.	4.6%
Paycor HCM, Inc.	4.3%
Nordstrom, Inc.	3.2%
Patterson Cos., Inc.	2.0%
Agriculture & Natural Solutions Acquisition Corp. - Class A	2.0%
Air Transport Services Group, Inc.	2.0%
Playa Hotels & Resorts N.V.	1.8%
AA Mission Acquisition Corp. - Class A	1.8%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Intra-Cellular Therapies, Inc.	5.2%
Kellanova	4.7%
Beacon Roofing Supply, Inc.	4.6%
Paycor HCM, Inc.	4.3%
Nordstrom, Inc.	3.2%
Patterson Cos., Inc.	2.0%
Agriculture & Natural Solutions Acquisition Corp. - Class A	2.0%
Air Transport Services Group, Inc.	2.0%
Playa Hotels & Resorts N.V.	1.8%
AA Mission Acquisition Corp. - Class A	1.8%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000248222 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Merger Arbitrage Fund
Class Name	Class C
Trading Symbol	VARCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Merger Arbitrage Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://info.firsttrustcapital.com/fund-literature. You can also request this information by contacting us at (877) 779-1999.
Additional Information Phone Number	(877) 779-1999
Additional Information Website	https://info.firsttrustcapital.com/fund-literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Merger Arbitrage Fund (Class C/VARCX)	$138	2.74%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	2.74%	[3]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
We are pleased to report that the First Trust Merger Arbitrage Fund (or the “Fund”) delivered another year of positive absolute returns in 2024.  This marked our 25th positive calendar year with no down years, continuing our track record of preserving capital and providing investors non-correlated performance across market cycles. The Fund navigated a less than ideal M&A environment and shifting macroeconomic backdrop with discipline. Our opportunity set throughout the year was characterized by lower deal volume with pockets of outsized risk in larger deals, primarily due to uncertainty in the political and regulatory environment. However, strategic buyers and private equity firms remained active, especially in mid-cap transactions and sectors like industrials, technology, and healthcare. The Fund participated in the deals that we always have targeted in this strategy, preferring fully financed offers with lower regulatory risk profiles and asymmetric risk/reward characteristics. Over the course of the year, the Fund maintained a diversified portfolio with a strong mix of strategic and financial buyer-driven transactions. Arbitrage spreads remained stable despite broader market volatility and the Fund continued to emphasize deals with high certainty of close instead of lower quality transactions that may have higher yield potential. We believe this approach positions the Fund to generate strong risk-adjusted returns regardless of the broader market climate and we are hopeful for a more constructive arbitrage environment going forward.
As always, we thank you for your continued support and intend to work hard to maintain it. We truly appreciate your trust and confidence in First Trust Capital Management.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Merger Arbitrage Fund (Class C/VARCX)[1,2]	3.44%	3.79%	2.66%
First Trust Merger Arbitrage Fund (Class C/VARCX)—excluding sales load[2]	4.42%	3.79%	2.66%
S&P 500 Index	8.25%	18.59%	12.50%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
[1]	A contingent deferred sales charge of 1.00% may be imposed on any redemptions of shares within 12 months of the date of purchase.
[2]
Class C shares commenced operations on January 31, 2024.  The performance figures for Class C shares include the performance for the Class I shares for the periods prior to the inception date of Class C shares, adjusted for the difference in Class C shares and Class I shares expenses. Class C shares impose higher expenses than Class I shares.

Performance Inception Date	Jan. 31, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 1,504,226,182
Holdings Count | Holding	104
Investment Company Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,504,226,182
Total number of portfolio holdings	104
Portfolio turnover rate as of the end of the reporting period	134%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Intra-Cellular Therapies, Inc.	5.2%
Kellanova	4.7%
Beacon Roofing Supply, Inc.	4.6%
Paycor HCM, Inc.	4.3%
Nordstrom, Inc.	3.2%
Patterson Cos., Inc.	2.0%
Agriculture & Natural Solutions Acquisition Corp. - Class A	2.0%
Air Transport Services Group, Inc.	2.0%
Playa Hotels & Resorts N.V.	1.8%
AA Mission Acquisition Corp. - Class A	1.8%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Intra-Cellular Therapies, Inc.	5.2%
Kellanova	4.7%
Beacon Roofing Supply, Inc.	4.6%
Paycor HCM, Inc.	4.3%
Nordstrom, Inc.	3.2%
Patterson Cos., Inc.	2.0%
Agriculture & Natural Solutions Acquisition Corp. - Class A	2.0%
Air Transport Services Group, Inc.	2.0%
Playa Hotels & Resorts N.V.	1.8%
AA Mission Acquisition Corp. - Class A	1.8%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000174208 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Multi-Strategy Fund
Class Name	Class A
Trading Symbol	FTMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Multi-Strategy Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://info.firsttrustcapital.com/fund-literature. You can also request this information by contacting us at (877) 779-1999.
Additional Information Phone Number	(877) 779-1999
Additional Information Website	https://info.firsttrustcapital.com/fund-literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Strategy Fund (Class A/FTMAX)	$92	1.84%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.84%	[4]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
Over the past year, the First Trust Multi-Strategy Fund (or the “Fund”) remained steadfast in its dual mandate of delivering a low-volatility, low-correlation return profile independent of traditional equity and bond markets, while providing a monthly income distribution at an annualized rate of 6.00%. This is achieved through the combined performance of three differentiated and complementary sub-strategies: merger arbitrage, options writing, and structured credit. The merger arbitrage strategy was a consistent contributor throughout the year, generating positive returns in every quarter. Despite several deal breaks in larger transactions, the Fund avoided any material losses through prudent deal selection and active risk management. The Fund’s options writing strategy capitalized on the volatility risk premium (VRP) through systematic sales of cash-secured puts on the S&P 500. Despite some volatile periods in which the spread between implied and realized volatility was lower than its historic range, the strategy contributed positively to the overall return of the Fund as expected in a rising equity market. The structured credit component, which is made up of high-quality, short-duration CLO’s, was the Fund’s strongest performing strategy over the past year. The portfolio benefited from elevated floating-rate coupons, strong investor demand for CLO debt, and price appreciation from spread compression. We are pleased that each strategy not only contributed to the Fund meeting its return objectives, but also contributed to its diversification, supporting the Fund’s overall strategic goal.
As always, we thank you for your continued support and intend to work hard to maintain it. We truly appreciate your trust and confidence in First Trust Capital Management.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Multi-Strategy Fund (Class A/FTMAX)[1]	0.75%	6.12%	3.26%
First Trust Multi-Strategy Fund (Class A/FTMAX)—excluding sales load	5.50%	7.21%	3.79%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Blended Benchmark Index (50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index)[2]	6.68%	8.97%	7.12%
ICE BofA Merrill Lynch 3-Month US Treasury Bill Index[2]	5.00%	2.57%	1.88%
[1]
A contingent deferred sales charge ("CDSC") of 0.50% may be imposed on certain redemptions of shares within 12 months of the date of purchase to the extent a finder's fee was paid on the sale of such shares.

[2]
Effective July 1, 2024, the Fund replaced the ICE BofA Merrill Lynch 3 Month US Treasury Bill Index as the Fund’s primary performance benchmark with the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The Fund also introduced a new secondary performance benchmark, the 50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index. First Trust Capital Management L.P., the Fund’s Advisor, believes the 50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index is an appropriate benchmark for the strategy employed by the Fund, provides similar information to the prior benchmark index, and delivers better value to shareholders.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 1, 2024, the Fund replaced the ICE BofA Merrill Lynch 3 Month US Treasury Bill Index as the Fund’s primary performance benchmark with the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The Fund also introduced a new secondary performance benchmark, the 50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index. First Trust Capital Management L.P., the Fund’s Advisor, believes the 50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index is an appropriate benchmark for the strategy employed by the Fund, provides similar information to the prior benchmark index, and delivers better value to shareholders.
Net Assets	$ 828,034,019
Holdings Count | Holding	302
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$828,034,019
Total number of portfolio holdings	302
Portfolio turnover rate as of the end of the reporting period	110%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
S&P 500 Index Options, Exercise Price: $5,000.00, Expiration Date: 6/30/25	18.9%
S&P 500 Index Options, Exercise Price: $6,000.00, Expiration Date: 6/30/25	10.6%
Intra-Cellular Therapies, Inc.	1.7%
Beacon Roofing Supply, Inc.	1.5%
Kellanova	1.5%
Paycor HCM, Inc.	1.4%
Nordstrom, Inc.	1.0%
Magnetite CLO Ltd.	0.7%
Air Transport Services Group, Inc.	0.7%
Patterson Cos., Inc.	0.6%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
S&P 500 Index Options, Exercise Price: $5,000.00, Expiration Date: 6/30/25	18.9%
S&P 500 Index Options, Exercise Price: $6,000.00, Expiration Date: 6/30/25	10.6%
Intra-Cellular Therapies, Inc.	1.7%
Beacon Roofing Supply, Inc.	1.5%
Kellanova	1.5%
Paycor HCM, Inc.	1.4%
Nordstrom, Inc.	1.0%
Magnetite CLO Ltd.	0.7%
Air Transport Services Group, Inc.	0.7%
Patterson Cos., Inc.	0.6%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000174209 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Multi-Strategy Fund
Class Name	Class I
Trading Symbol	FTMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Multi-Strategy Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://info.firsttrustcapital.com/fund-literature. You can also request this information by contacting us at (877) 779-1999.
Additional Information Phone Number	(877) 779-1999
Additional Information Website	https://info.firsttrustcapital.com/fund-literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Strategy Fund (Class I/FTMIX)	$78	1.56%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.56%	[5]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
Over the past year, the First Trust Multi-Strategy Fund (or the “Fund”) remained steadfast in its dual mandate of delivering a low-volatility, low-correlation return profile independent of traditional equity and bond markets, while providing a monthly income distribution at an annualized rate of 6.00%. This is achieved through the combined performance of three differentiated and complementary sub-strategies: merger arbitrage, options writing, and structured credit. The merger arbitrage strategy was a consistent contributor throughout the year, generating positive returns in every quarter. Despite several deal breaks in larger transactions, the Fund avoided any material losses through prudent deal selection and active risk management. The Fund’s options writing strategy capitalized on the volatility risk premium (VRP) through systematic sales of cash-secured puts on the S&P 500. Despite some volatile periods in which the spread between implied and realized volatility was lower than its historic range, the strategy contributed positively to the overall return of the Fund as expected in a rising equity market. The structured credit component, which is made up of high-quality, short-duration CLO’s, was the Fund’s strongest performing strategy over the past year. The portfolio benefited from elevated floating-rate coupons, strong investor demand for CLO debt, and price appreciation from spread compression. We are pleased that each strategy not only contributed to the Fund meeting its return objectives, but also contributed to its diversification, supporting the Fund’s overall strategic goal.
As always, we thank you for your continued support and intend to work hard to maintain it. We truly appreciate your trust and confidence in First Trust Capital Management.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Multi-Strategy Fund (Class I/FTMIX)	5.75%	7.51%	4.10%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Blended Benchmark Index (50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index)[1]	6.68%	8.97%	7.12%
ICE BofA Merrill Lynch 3-Month US Treasury Bill Index[1]	5.00%	2.57%	1.88%
[1]
Effective July 1, 2024, the Fund replaced the ICE BofA Merrill Lynch 3 Month US Treasury Bill Index as the Fund’s primary performance benchmark with the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The Fund also introduced a new secondary performance benchmark, the 50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index. First Trust Capital Management L.P., the Fund’s Advisor, believes the 50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index is an appropriate benchmark for the strategy employed by the Fund, provides similar information to the prior benchmark index, and delivers better value to shareholders.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 1, 2024, the Fund replaced the ICE BofA Merrill Lynch 3 Month US Treasury Bill Index as the Fund’s primary performance benchmark with the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The Fund also introduced a new secondary performance benchmark, the 50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index. First Trust Capital Management L.P., the Fund’s Advisor, believes the 50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index is an appropriate benchmark for the strategy employed by the Fund, provides similar information to the prior benchmark index, and delivers better value to shareholders.
Net Assets	$ 828,034,019
Holdings Count | Holding	302
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$828,034,019
Total number of portfolio holdings	302
Portfolio turnover rate as of the end of the reporting period	110%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
S&P 500 Index Options, Exercise Price: $5,000.00, Expiration Date: 6/30/25	18.9%
S&P 500 Index Options, Exercise Price: $6,000.00, Expiration Date: 6/30/25	10.6%
Intra-Cellular Therapies, Inc.	1.7%
Beacon Roofing Supply, Inc.	1.5%
Kellanova	1.5%
Paycor HCM, Inc.	1.4%
Nordstrom, Inc.	1.0%
Magnetite CLO Ltd.	0.7%
Air Transport Services Group, Inc.	0.7%
Patterson Cos., Inc.	0.6%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
S&P 500 Index Options, Exercise Price: $5,000.00, Expiration Date: 6/30/25	18.9%
S&P 500 Index Options, Exercise Price: $6,000.00, Expiration Date: 6/30/25	10.6%
Intra-Cellular Therapies, Inc.	1.7%
Beacon Roofing Supply, Inc.	1.5%
Kellanova	1.5%
Paycor HCM, Inc.	1.4%
Nordstrom, Inc.	1.0%
Magnetite CLO Ltd.	0.7%
Air Transport Services Group, Inc.	0.7%
Patterson Cos., Inc.	0.6%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000239642 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Multi-Strategy Fund
Class Name	Class C
Trading Symbol	FTMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Multi-Strategy Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://info.firsttrustcapital.com/fund-literature. You can also request this information by contacting us at (877) 779-1999.
Additional Information Phone Number	(877) 779-1999
Additional Information Website	https://info.firsttrustcapital.com/fund-literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Strategy Fund (Class C/FTMCX)	$130	2.59%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	2.59%	[6]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
Over the past year, the First Trust Multi-Strategy Fund (or the “Fund”) remained steadfast in its dual mandate of delivering a low-volatility, low-correlation return profile independent of traditional equity and bond markets, while providing a monthly income distribution at an annualized rate of 6.00%. This is achieved through the combined performance of three differentiated and complementary sub-strategies: merger arbitrage, options writing, and structured credit. The merger arbitrage strategy was a consistent contributor throughout the year, generating positive returns in every quarter. Despite several deal breaks in larger transactions, the Fund avoided any material losses through prudent deal selection and active risk management. The Fund’s options writing strategy capitalized on the volatility risk premium (VRP) through systematic sales of cash-secured puts on the S&P 500. Despite some volatile periods in which the spread between implied and realized volatility was lower than its historic range, the strategy contributed positively to the overall return of the Fund as expected in a rising equity market. The structured credit component, which is made up of high-quality, short-duration CLO’s, was the Fund’s strongest performing strategy over the past year. The portfolio benefited from elevated floating-rate coupons, strong investor demand for CLO debt, and price appreciation from spread compression. We are pleased that each strategy not only contributed to the Fund meeting its return objectives, but also contributed to its diversification, supporting the Fund’s overall strategic goal.
As always, we thank you for your continued support and intend to work hard to maintain it. We truly appreciate your trust and confidence in First Trust Capital Management.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Multi-Strategy Fund (Class C/FTMCX)[1,2]	3.68%	6.39%	3.01%
First Trust Multi-Strategy Fund (Class C/FTMCX)—excluding sales load[1]	4.66%	6.39%	3.01%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Blended Benchmark Index (50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index)[3]	6.68%	8.97%	7.12%
ICE BofA Merrill Lynch 3-Month US Treasury Bill Index[3]	5.00%	2.57%	1.88%
[1]
Class C commenced operations on November 14, 2022.  The performance figures for Class C shares include the performance for the Class I shares for the periods prior to the inception date of Class C shares, adjusted for the difference in Class C shares and Class I shares expenses. Class C shares impose higher expenses than Class I shares.

[2]	A contingent deferred sales charge of 1.00% may be imposed on any redemptions of shares within 12 months of the date of purchase.
[3]
Effective July 1, 2024, the Fund replaced the ICE BofA Merrill Lynch 3 Month US Treasury Bill Index as the Fund’s primary performance benchmark with the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The Fund also introduced a new secondary performance benchmark, the 50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index. First Trust Capital Management L.P., the Fund’s Advisor, believes the 50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index is an appropriate benchmark for the strategy employed by the Fund, provides similar information to the prior benchmark index, and delivers better value to shareholders.

Performance Inception Date	Nov. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 1, 2024, the Fund replaced the ICE BofA Merrill Lynch 3 Month US Treasury Bill Index as the Fund’s primary performance benchmark with the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The Fund also introduced a new secondary performance benchmark, the 50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index. First Trust Capital Management L.P., the Fund’s Advisor, believes the 50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index is an appropriate benchmark for the strategy employed by the Fund, provides similar information to the prior benchmark index, and delivers better value to shareholders.
Net Assets	$ 828,034,019
Holdings Count | Holding	302
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$828,034,019
Total number of portfolio holdings	302
Portfolio turnover rate as of the end of the reporting period	110%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
S&P 500 Index Options, Exercise Price: $5,000.00, Expiration Date: 6/30/25	18.9%
S&P 500 Index Options, Exercise Price: $6,000.00, Expiration Date: 6/30/25	10.6%
Intra-Cellular Therapies, Inc.	1.7%
Beacon Roofing Supply, Inc.	1.5%
Kellanova	1.5%
Paycor HCM, Inc.	1.4%
Nordstrom, Inc.	1.0%
Magnetite CLO Ltd.	0.7%
Air Transport Services Group, Inc.	0.7%
Patterson Cos., Inc.	0.6%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
S&P 500 Index Options, Exercise Price: $5,000.00, Expiration Date: 6/30/25	18.9%
S&P 500 Index Options, Exercise Price: $6,000.00, Expiration Date: 6/30/25	10.6%
Intra-Cellular Therapies, Inc.	1.7%
Beacon Roofing Supply, Inc.	1.5%
Kellanova	1.5%
Paycor HCM, Inc.	1.4%
Nordstrom, Inc.	1.0%
Magnetite CLO Ltd.	0.7%
Air Transport Services Group, Inc.	0.7%
Patterson Cos., Inc.	0.6%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.